CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Capital stock	Contributed surplus	Shares to be issued	Accumulated deficit	Total
Balance at beginning of period at Sep. 30, 2020	$ 171,405	$ 16,519		$ (159,689)	$ 28,235
Balance at beginning of period (in shares) at Sep. 30, 2020	28,069
Net income (loss)				(6,174)	(6,174)
Stock to be issued from acquisition			$ 3,033		3,033
Issuance of stock for acquisitions	$ 2,376		(2,376)
Issuance of stock for acquisitions (in shares)	629
Conversion of debentures	$ 5,359				5,359
Conversion of debentures (in shares)	777
Stock-based compensation		4,952			4,952
Stock options exercised	$ 355	(154)			201
Stock options exercised (in shares)	117
Compensation options exercised	$ 1,718	(316)			1,402
Compensation options exercised (in shares)	368
Exercise of warrants - including transfer of derivative warrant liability of $4,140	$ 21,614				21,614
Exercise of warrants - including transfer of derivative warrant liability of $4,140 (in shares)	3,390
Balance at end of period at Sep. 30, 2021	$ 202,827	21,001	657	(165,863)	58,622
Balance at end of period (in shares) at Sep. 30, 2021	33,350
Net income (loss)				4,839	4,839
Cash in lieu of shares to be issued			$ (657)		(657)
Conversion of debentures	$ 10,683				10,683
Conversion of debentures (in shares)	2,107
Stock-based compensation		5,493			5,493
Stock options exercised	$ 216	(25)			191
Stock options exercised (in shares)	33
Compensation options exercised	$ 528	(152)			376
Compensation options exercised (in shares)	115
Balance at end of period at Sep. 30, 2022	$ 214,254	$ 26,317		$ (161,024)	$ 79,547
Balance at end of period (in shares) at Sep. 30, 2022	35,605